Equity	6 Months Ended
Jun. 30, 2020
Equity [abstract]
EQUITY

NOTE 4: EQUITY

a.	Composition of share capital as of June 30, 2020, June 30, 2019 and December 31, 2019:

	June 30, 2020		December 31, 2019		June 30, 2019
	Authorized	Issued and outstanding	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of shares
Ordinary Shares of NIS 0.1 par value each	1,000,000,000	563,521,454	300,000,000	228,788,014	300,000,000	165,966,494

Description of ADSs:

The Bank of New York Mellon, as depositary, will register and deliver ADSs. Each ADS represents 40 Ordinary Shares, (or the right to receive 40 Ordinary Shares) deposited with the principal Tel Aviv office of Bank Hapoalim, as custodian for the depositary. Each ADS also represents any other securities, cash or other property which may be held by the depositary.

b.	On April 1, 2020 the Company entered into a definitive securities purchase agreement (the "April 2020 Purchase Agreement") with institutional investors to purchase of 4,166,668 units, each consisting of (i) one pre-funded warrant to purchase one ADS and (ii) one Series B warrant to purchase one ADS, at a purchase price of $0.2999 per unit. The Series B warrants have an exercise price of $0.43 per ADS, are exercisable upon issuance and expire five years from the date of issuance. The offering resulted in gross proceeds to the Company of approximately $1.25 million. The closing of the sale of the securities took place on April 3, 2020. After the closing of the April 2020 Purchase Agreement and until the Approval Date, all pre-funded warrants were exercised. In addition, 4,161,668 of the Series B warrants were exercised pursuant to a cashless exercise mechanism as described in the April 2020 Purchase Agreement for no further consideration to the Company. As of the Approval Date, there were 5,000 Series B warrants unexercised.

The Series B warrants are classified as a financial liability that will be measured at fair value, through profit or loss, as of the issuance date and on any following financial reporting date (accordingly, issue expenses related to the Series B warrants will be recorded through profit or loss). No consideration will be left to attribute to the pre-funded warrants, which is an equity instrument.

The valuation of the conversion component of the Series B warrants was set at fair value, as required in IFRS 9, and in accordance with IFRS 13, and was categorized as Level 3 by the Company.

Hereinafter is the reconciliation of the fair value measurements that are categorized within Level 3 of the fair value hierarchy in financial instruments:

Balance at January 1, 2020	$-

Issuance at April 3, 2020	$1,250
Net change in fair value of the Series B warrants designated at fair value through profit or loss	172
Conversion part of Series B warrants	(1,419)

Balance at June 30, 2020	$3

c.	On January 15, 2020, the general meeting the Company's shareholder approved an increase of the Company's authorized share capital to 1,000,000,000 Ordinary Shares.